Segment Reporting, including Geographic Area Data and Major Customers - Reconciliation by Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues		$ 4,170,077		$ 2,779,541	$ 2,446,877
Percentage Of Revenue		100.00%		100.00%	100.00%
United States
Segment Reporting Information [Line Items]
Total revenues		$ 3,520,001		$ 2,110,044	$ 1,770,199
Percentage Of Revenue		84.40%		75.90%	72.30%
Canada
Segment Reporting Information [Line Items]
Total revenues		$ 284,733	[1]	$ 289,083	$ 290,496
Percentage Of Revenue		6.80%	[1]	10.40%	11.90%
Europe
Segment Reporting Information [Line Items]
Total revenues	[1]	$ 307,121		$ 304,650	$ 305,089
Percentage Of Revenue	[1]	7.40%		11.00%	12.50%
Mexico
Segment Reporting Information [Line Items]
Total revenues		$ 15,334		$ 16,558	$ 16,216
Percentage Of Revenue		0.40%		0.60%	0.70%
Other
Segment Reporting Information [Line Items]
Total revenues	[1]	$ 42,888		$ 59,206	$ 64,877
Percentage Of Revenue	[1]	1.00%		2.10%	2.70%
North America Services
Segment Reporting Information [Line Items]
Total revenues		$ 1,349,865		$ 1,305,999	$ 1,102,316
North America Services | United States
Segment Reporting Information [Line Items]
Total revenues		1,032,381		981,588	778,766
North America Services | Canada
Segment Reporting Information [Line Items]
Total revenues		284,005	[1]	288,728	290,248
North America Services | Europe
Segment Reporting Information [Line Items]
Total revenues	[1]	788		796	781
North America Services | Mexico
Segment Reporting Information [Line Items]
Total revenues		14,887		16,558	16,216
North America Services | Other
Segment Reporting Information [Line Items]
Total revenues	[1]	17,804		18,329	16,305
International Services
Segment Reporting Information [Line Items]
Total revenues		330,898		344,030	352,196
International Services | Canada
Segment Reporting Information [Line Items]
Total revenues	[1]	23
International Services | Europe
Segment Reporting Information [Line Items]
Total revenues	[1]	306,106		303,832	304,308
International Services | Mexico
Segment Reporting Information [Line Items]
Total revenues		447
International Services | Other
Segment Reporting Information [Line Items]
Total revenues	[1]	24,322		40,198	47,888
Merchant Services
Segment Reporting Information [Line Items]
Total revenues		1,828,469		549,135	509,679
Merchant Services | United States
Segment Reporting Information [Line Items]
Total revenues		1,826,775		548,079	508,747
Merchant Services | Canada
Segment Reporting Information [Line Items]
Total revenues		705	[1]	355	248
Merchant Services | Europe
Segment Reporting Information [Line Items]
Total revenues	[1]	227		22
Merchant Services | Other
Segment Reporting Information [Line Items]
Total revenues	[1]	762		679	684
Netspend
Segment Reporting Information [Line Items]
Total revenues		660,845		580,377	482,686
Netspend | United States
Segment Reporting Information [Line Items]
Total revenues		$ 660,845		$ 580,377	$ 482,686

[1]	2014(in thousands) North AmericaServices InternationalServices MerchantServices Netspend Total Percentage of Revenues United States$ 778,766 - 508,747 482,686$ 1,770,199 72.3%Europe1 781 304,308 - - 305,089 12.5Canada1 290,248 - 248 - 290,496 11.9Mexico 16,216 - - - 16,216 0.7Other1 16,305 47,888 684 - 64,877 2.7Total$ 1,102,316 352,196 509,679 482,686$ 2,446,877 100.0%Revenues are impacted by movements in foreign currency exchange rates